Document And Entity Information	May 04, 2020
Cover [Abstract]
Entity Registrant Name	FRESHPET, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001611647
Document Period End Date	May 04, 2020
Entity Emerging Growth Company	false
Entity File Number	001-36729
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-1884894
Entity Address, Address Line One	400 Plaza Drive
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Secaucus
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	201
Local Phone Number	520-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ